Average Annual Total Returns{- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Growth Fund	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Growth Fund-Class Z Return Before Taxes Inception Date	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	15.67%	24.38%	18.53%	12.31%	21.46%	16.90%	11.29%	19.30%	15.41%	18.17%	24.67%	18.55%	20.80%	24.89%	18.52%	23.00%	26.18%	19.57%	23.14%	26.34%	19.29%	[1]	Aug. 13, 2013	25.85%	24.56%	19.39%

[1]	(a)Since inception August 13, 2013.